COMBINED CARVE-OUT BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Apr. 15, 2021
Preferred stock, par value (in dollar per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	519,172	510,000
Preferred Stock, Shares Outstanding	519,172	510,000
Common stock, par value (in dollar per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, shares issued	10,183,996	882,024		882,024
Common stock, shares outstanding	10,183,996	882,024		882,024
OceanPal Inc. Predecessors [Member]
Common stock, par value (in dollar per share)					$ 0.01
Common Stock, Shares Authorized					500